Organization and Nature of Business (FY) (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	May 14, 2021	Jan. 12, 2021 USD ($) $ / shares shares	Oct. 18, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Combination Agreement [Abstract]
Common stock subscriptions (in shares) | shares		20,000,000
Aggregate purchase price		$ 200,000
Retroactive Adjustments Related to Reverse Recapitalization [Abstract]
Preferred stock dividends				$ 8,670	$ 8,682	$ 9,298
Accretion of preferred stock to redemption value				$ 8,670	$ 8,682	$ 9,298
Subsequent Event [Member]
Business Combination Agreement [Abstract]
Purchase price (in dollars per share) | $ / shares		$ 10.00
PIPE Financing [Member]
Business Combination Agreement [Abstract]
Common stock subscriptions (in shares) | shares		20,000,000	20,000,000
Purchase price (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Aggregate purchase price		$ 200,000	$ 200,000
Common Class I [Member] | Billtrust [Member] | Forecast [Member]
Retroactive Adjustments Related to Reverse Recapitalization [Abstract]
Stock exchange ratio	7.2282662